Operating segments (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Segment Results for Operating Segments
The segment results for the year ended March 31, 2024 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$406,080	$319,280	$165,898	$461,883	$(29,776)	$1,323,365
Payments to repair centers	—	—	—	39,095	—	39,095

Revenue less repair payments (non-GAAP)	406,080	319,280	165,898	422,788	(29,776)	1,284,270
Adjusted cost of revenue (1) (2)	234,583	183,211	113,259	258,000	6,733	795,786

Segment gross profit	171,497	136,069	52,639	164,788	(36,509)	488,484
Other costs						219,609
Other income, net						(39,415)
Finance expense						29,083
Impairment of intangible assets						30,882
Amortization of intangible assets						33,046
Share-based compensation expense						51,683
Income- tax expense						23,448

Profit after tax						$140,148

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2024.

The segment results for the year ended March 31, 2023 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$376,167	$278,246	$187,357	$406,413	$(23,921)	$1,224,262
Payments to repair centers	—	—	—	62,240	—	62,240

Revenue less repair payments (non-GAAP)	376,167	278,246	187,357	344,173	(23,921)	1,162,022
Adjusted cost of revenue (1) (2)	222,985	168,511	134,012	209,399	(3,678)	731,229

Segment gross profit	153,182	109,735	53,345	134,774	(20,243)	430,793
Other costs						190,091
Other income, net						(16,005)
Finance expense						18,819
Amortization of intangible assets						23,646
Share-based compensation expense						49,733
Income- tax expense						27,201

Profit after tax						$137,308

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2023.

The segment results for the year ended March 31, 2022 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$317,372	$217,737	$195,654	$389,226	$(10,189)	$1,109,800
Payments to repair centers	—	—	—	82,954	—	82,954

Revenue less repair payments (non-GAAP)	317,372	217,737	195,654	306,272	(10,189)	1,026,846
Adjusted cost of revenue (1) (2)	200,401	125,624	131,915	184,069	5,046	647,055

Segment gross profit	116,971	92,113	63,739	122,203	(15,235)	379,791
Other costs						160,016
Other income, net						(13,867)
Finance expense						13,387
Amortization of intangible assets						11,550
Share-based compensation expense						44,165
Income- tax expense						32,439

Profit after tax						$132,101

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2022.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area
Revenues from the geographic segments are based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2024	2023	2022
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	623,370	602,453	504,260
UK	374,995	351,035	363,871
Australia	85,968	74,738	67,409
Europe (excluding the UK)	109,250	86,504	67,918
South Africa	13,421	13,526	22,270
Rest of the world	116,361	96,006	84,072

Total	$1,323,365	$1,224,262	$1,109,800

The Company’s
non-current
assets by geographic area, which consist of property and equipment and right-of-use
assets, are as follows:

	As at March 31,
	2024	2023
Jersey, Channel Islands	$—	$—
India	122,318	119,534
Philippines	57,815	68,431
South Africa	29,909	23,665
North America	14,345	14,820
UK	1,883	4,274
Rest of the world	11,093	7,187

Total	$237,363	$237,911